Cover Page	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Bowhead Specialty Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	6331
Entity Tax Identification Number	87-1433334
Entity Address, Address Line One	452 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	970-0269
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002002473
Amendment Flag	false